Schedule of Investments (unaudited)	iShares® MSCI China A ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.7%
AECC Aero-Engine Control Co. Ltd., Class A	126,698	$527,800
AECC Aviation Power Co. Ltd., Class A	296,198	2,733,330
AVIC Electromechanical Systems Co. Ltd., Class A	394,899	935,717
AVICOPTER PLC, Class A	65,899	646,923
		4,843,770
Air Freight & Logistics — 1.0%
SF Holding Co. Ltd., Class A	493,766	4,972,458
Sinotrans Ltd., Class A	493,500	347,608
YTO Express Group Co. Ltd., Class A	329,000	749,176
Yunda Holding Co. Ltd., Class A	329,000	958,571
		7,027,813
Airlines — 0.6%
Air China Ltd., Class A(a)	723,800	960,386
China Eastern Airlines Corp. Ltd., Class A(a)	1,184,400	892,273
China Southern Airlines Co. Ltd., Class A(a)	1,316,024	1,346,949
Spring Airlines Co. Ltd., Class A(a)	98,704	900,954
		4,100,562
Auto Components — 1.3%
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	32,997	1,177,435
Fuyao Glass Industry Group Co. Ltd., Class A	197,400	1,522,845
Huayu Automotive Systems Co. Ltd., Class A	329,000	1,377,033
Huizhou Desay Sv Automotive Co. Ltd., Class A	47,500	793,739
Kuang-Chi Technologies Co. Ltd., Class A(a)	229,640	734,687
Ningbo Joyson Electronic Corp., Class A	164,500	456,109
Ningbo Tuopu Group Co. Ltd., Class A	126,500	1,028,659
Sailun Group Co. Ltd., Class A	320,500	667,917
Shandong Linglong Tyre Co. Ltd., Class A	164,500	908,194
Weifu High-Technology Group Co. Ltd., Class A	98,700	299,022
		8,965,640
Automobiles — 2.4%
BYD Co. Ltd., Class A	190,773	9,312,016
Chongqing Changan Automobile Co. Ltd., Class A	690,960	2,110,478
FAW Jiefang Group Co. Ltd., Class A	329,000	535,609
Great Wall Motor Co. Ltd., Class A	230,389	2,454,127
SAIC Motor Corp. Ltd., Class A	822,506	2,606,815
		17,019,045
Banks — 10.1%
Agricultural Bank of China Ltd., Class A	7,830,200	3,590,961
Bank of Beijing Co. Ltd., Class A	2,237,200	1,546,453
Bank of Chengdu Co. Ltd., Class A	394,877	786,562
Bank of China Ltd., Class A	3,684,800	1,753,053
Bank of Communications Co. Ltd., Class A	4,145,402	2,923,063
Bank of Hangzhou Co. Ltd., Class A	625,188	1,392,665
Bank of Jiangsu Co. Ltd., Class A	1,579,200	1,549,835
Bank of Nanjing Co. Ltd., Class A	1,052,880	1,593,807
Bank of Ningbo Co. Ltd., Class A	625,110	3,721,800
Bank of Shanghai Co. Ltd., Class A	1,513,469	1,722,134
China Construction Bank Corp., Class A	1,019,900	944,006
China Everbright Bank Co. Ltd., Class A	4,408,600	2,366,805
China Merchants Bank Co. Ltd., Class A	2,204,302	18,542,991
China Minsheng Banking Corp. Ltd., Class A	3,651,980	2,215,144
China Zheshang Bank Co. Ltd., Class A	1,776,600	954,024
Chongqing Rural Commercial Bank Co. Ltd., Class A	987,030	588,258
Huaxia Bank Co. Ltd., Class A	1,381,860	1,213,680
Industrial & Commercial Bank of China Ltd., Class A	6,645,800	4,845,650
Industrial Bank Co. Ltd., Class A	2,204,347	6,406,998
Security	Shares	Value

Banks (continued)
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	311,403	$352,701
Ping An Bank Co. Ltd., Class A	2,072,756	6,305,422
Postal Savings Bank of China Co. Ltd., Class A	2,796,500	2,359,509
Qingdao Rural Commercial Bank Corp., Class A	625,100	372,894
Shanghai Pudong Development Bank Co. Ltd., Class A	3,125,520	4,359,675
		72,408,090
Beverages — 10.8%
Anhui Gujing Distillery Co. Ltd., Class A	41,899	1,487,155
Anhui Kouzi Distillery Co. Ltd., Class A	65,800	621,276
Beijing Shunxin Agriculture Co. Ltd., Class A	65,800	334,667
Beijing Yanjing Brewery Co. Ltd., Class A	296,100	306,822
Chongqing Brewery Co. Ltd., Class A(a)	51,495	1,206,477
Jiangsu King's Luck Brewery JSC Ltd., Class A	131,600	1,011,131
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	164,500	4,766,326
JiuGui Liquor Co. Ltd., Class A	32,900	1,099,501
Kweichow Moutai Co. Ltd., Class A	133,261	37,977,642
Luzhou Laojiao Co. Ltd., Class A	152,800	5,443,746
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	72,420	718,814
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	131,601	6,191,422
Sichuan Swellfun Co. Ltd., Class A	53,000	1,044,385
Tsingtao Brewery Co. Ltd., Class A	71,400	1,162,201
Wuliangye Yibin Co. Ltd., Class A	410,914	13,867,265
		77,238,830
Biotechnology — 1.8%
Beijing Tiantan Biological Products Corp. Ltd., Class A	164,518	741,605
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	39,100	1,349,403
BGI Genomics Co. Ltd., Class A	38,500	534,913
Chongqing Zhifei Biological Products Co. Ltd., Class A	167,900	3,942,055
Daan Gene Co Ltd., Class A	156,944	471,495
Hualan Biological Engineering Inc., Class A	197,448	915,906
Imeik Technology Development Co. Ltd., Class A	18,500	1,806,505
Shanghai RAAS Blood Products Co. Ltd., Class A	723,800	744,998
Shenzhen Kangtai Biological Products Co. Ltd., Class A	71,998	1,285,655
Walvax Biotechnology Co. Ltd., Class A	164,598	1,420,032
		13,212,567
Building Products — 0.4%
Beijing New Building Materials PLC, Class A	197,400	868,739
Guangdong Kinlong Hardware Products Co. Ltd., Class A	32,900	681,946
Zhejiang Weixing New Building Materials Co. Ltd., Class A	164,596	461,893
Zhuzhou Kibing Group Co. Ltd., Class A	281,100	696,718
		2,709,296
Capital Markets — 6.4%
BOC International China Co. Ltd., Class A	193,200	400,329
Caitong Securities Co. Ltd., Class A	394,847	631,953
Changjiang Securities Co. Ltd., Class A	592,200	668,938
China Galaxy Securities Co. Ltd., Class A	460,600	710,125
China Great Wall Securities Co. Ltd., Class A	296,100	528,273
China International Capital Corp. Ltd., Class A	98,700	741,213
China Merchants Securities Co. Ltd., Class A	789,607	2,116,678
CITIC Securities Co. Ltd., Class A	1,118,600	4,516,122
CSC Financial Co. Ltd., Class A	460,639	2,031,818
Dongxing Securities Co. Ltd., Class A	296,139	506,540
East Money Information Co. Ltd., Class A	1,118,680	5,745,325
Everbright Securities Co. Ltd., Class A	427,700	1,015,863
First Capital Securities Co. Ltd., Class A	460,600	490,915
Founder Securities Co. Ltd., Class A	888,300	1,131,220

Schedule of Investments (unaudited) (continued)	iShares® MSCI China A ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
GF Securities Co. Ltd., Class A	625,100	$1,964,669
Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	266,290	321,067
Guolian Securities Co. Ltd., Class A	230,300	438,415
Guosen Securities Co. Ltd., Class A	671,900	1,195,997
Guotai Junan Securities Co. Ltd., Class A	789,645	2,159,437
Guoyuan Securities Co. Ltd., Class A	460,644	532,981
Haitong Securities Co. Ltd., Class A	1,052,800	2,028,847
Hithink RoyalFlush Information Network Co. Ltd., Class A	58,200	1,024,291
Huaan Securities Co. Ltd., Class A	533,000	425,270
Huatai Securities Co. Ltd., Class A	789,600	1,953,453
Huaxi Securities Co. Ltd., Class A	296,100	417,933
Industrial Securities Co. Ltd., Class A	723,860	1,030,920
Nanjing Securities Co. Ltd., Class A	394,862	597,996
Northeast Securities Co. Ltd., Class A	263,200	353,888
Orient Securities Co. Ltd., Class A	625,123	1,343,552
Pacific Securities Co. Ltd. (The), Class A(a)	703,597	342,382
SDIC Capital Co. Ltd., Class A	682,022	872,817
Sealand Securities Co. Ltd., Class A	592,200	356,795
Shanxi Securities Co. Ltd., Class A	394,857	385,635
Shenwan Hongyuan Group Co. Ltd., Class A	2,401,700	1,922,109
Sinolink Securities Co. Ltd., Class A	329,088	550,744
SooChow Securities Co. Ltd., Class A	394,860	522,263
Southwest Securities Co. Ltd., Class A	704,100	528,696
Tianfeng Securities Co. Ltd., Class A	954,100	586,634
Western Securities Co. Ltd., Class A	493,520	590,395
Zheshang Securities Co. Ltd., Class A(a)	427,727	822,040
Zhongtai Securities Co. Ltd., NVS	625,100	903,877
		45,408,415
Chemicals — 4.5%
Guangzhou Tinci Materials Technology Co. Ltd., Class A	98,760	2,538,245
Hangzhou Oxygen Plant Group Co. Ltd., Class A	101,100	409,350
Hengli Petrochemical Co. Ltd., Class A	625,115	2,152,806
Hengyi Petrochemical Co. Ltd., Class A	394,876	674,918
Huafon Chemical Co. Ltd., Class A	493,500	916,926
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	921,200	737,518
Jiangsu Eastern Shenghong Co. Ltd., Class A	361,900	1,536,719
Jiangsu Yangnong Chemical Co. Ltd., Class A	32,900	604,136
Jiangsu Yoke Technology Co. Ltd., Class A	47,900	569,683
Kingfa Sci & Tech Co. Ltd., Class A	296,100	542,414
LB Group Co. Ltd., Class A	230,309	1,022,491
Luxi Chemical Group Co. Ltd., Class A	199,700	511,774
Ningxia Baofeng Energy Group Co. Ltd., Class A	640,600	1,464,641
Rongsheng Petrochemical Co. Ltd., Class A	1,085,751	2,920,452
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	230,360	1,118,898
Shanghai Putailai New Energy Technology Co. Ltd., Class A	69,660	1,934,183
Shenzhen Capchem Technology Co. Ltd., Class A	43,500	974,062
Sinoma Science & Technology Co. Ltd., Class A	164,500	970,651
Sinopec Shanghai Petrochemical Co. Ltd., Class A	658,031	400,499
Skshu Paint Co. Ltd., Class A	36,260	630,737
Tongkun Group Co. Ltd., Class A	263,297	820,483
Transfar Zhilian Co. Ltd., Class A	361,933	462,625
Wanhua Chemical Group Co. Ltd., Class A	329,000	5,429,440
Weihai Guangwei Composites Co. Ltd., Class A	56,095	594,839
Zhejiang Juhua Co. Ltd., Class A	296,100	718,150
Zhejiang Longsheng Group Co. Ltd., Class A	361,900	702,740
Security	Shares	Value

Chemicals (continued)
Zhejiang Satellite Petrochemical Co. Ltd., Class A	179,820	$1,094,267
		32,453,647
Commercial Services & Supplies — 0.2%
Beijing Originwater Technology Co. Ltd., Class A	361,900	393,387
Shanghai M&G Stationery Inc., Class A	98,700	977,015
		1,370,402
Communications Equipment — 0.8%
Addsino Co. Ltd., Class A	197,400	473,432
Beijing BDStar Navigation Co. Ltd., Class A(a)	59,000	365,294
Fiberhome Telecommunication Technologies Co. Ltd., Class A	131,699	353,928
Guangzhou Haige Communications Group Inc. Co., Class A	230,300	339,281
Shenzhen Sunway Communication Co. Ltd., Class A	1,500	5,573
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	98,700	580,403
Yealink Network Technology Corp. Ltd., Class A	98,755	1,164,738
Zhongji Innolight Co. Ltd., Class A	98,788	510,229
ZTE Corp., Class A	394,800	2,007,689
		5,800,567
Construction & Engineering — 1.6%
China National Chemical Engineering Co. Ltd., Class A	658,010	1,076,999
China Railway Group Ltd., Class A	2,171,400	1,778,580
China State Construction Engineering Corp. Ltd., Class A	4,540,200	3,298,858
Metallurgical Corp. of China Ltd., Class A	1,908,200	1,204,730
Power Construction Corp. of China Ltd., Class A	1,645,000	2,107,707
Shanghai Construction Group Co. Ltd., Class A	1,019,900	520,483
Sichuan Road & Bridge Co. Ltd., Class A	499,500	936,478
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	296,100	275,849
		11,199,684
Construction Materials — 0.7%
Anhui Conch Cement Co. Ltd., Class A	427,700	2,533,828
BBMG Corp., Class A	899,700	394,220
China Jushi Co. Ltd., Class A	427,706	1,276,079
Huaxin Cement Co. Ltd., Class A	157,719	410,808
Tangshan Jidong Cement Co. Ltd., Class A	151,697	275,159
		4,890,094
Containers & Packaging — 0.6%
Yunnan Energy New Material Co. Ltd., Class A	93,315	4,250,178
Distributors — 0.1%
Liaoning Cheng Da Co. Ltd., Class A	164,500	522,870
Wuchan Zhongda Group Co. Ltd., Class A	559,314	547,299
		1,070,169
Diversified Consumer Services — 0.1%
Offcn Education Technology Co. Ltd., Class A(a)	263,200	427,567
Diversified Financial Services — 0.1%
AVIC Industry-Finance Holdings Co. Ltd., Class A	942,701	572,810
Electrical Equipment — 7.1%
Contemporary Amperex Technology Co. Ltd., Class A	246,600	24,670,234
Dongfang Electric Corp. Ltd., Class A	296,190	839,828
Eve Energy Co. Ltd., Class A	197,482	3,495,949
Fangda Carbon New Material Co. Ltd., Class A	427,728	717,898
Gotion High-tech Co. Ltd., Class A(a)	131,600	1,210,363
Hongfa Technology Co. Ltd., Class A	78,800	910,568
Jiangsu Zhongtian Technology Co. Ltd., Class A	329,000	519,262

Schedule of Investments (unaudited) (continued)	iShares® MSCI China A ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
Ming Yang Smart Energy Group Ltd., Class A	204,400	$988,041
NARI Technology Co. Ltd., Class A	592,212	3,601,234
Shanghai Electric Group Co. Ltd., Class A	1,381,850	1,023,163
Sungrow Power Supply Co. Ltd., Class A	154,800	3,973,723
Sunwoda Electronic Co. Ltd., Class A	164,599	1,266,221
Suzhou Maxwell Technologies Co. Ltd., Class A	9,600	1,148,733
TBEA Co. Ltd., Class A	394,800	1,669,178
Topsec Technologies Group Inc., Class A	131,600	378,587
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	394,851	1,139,970
Zhefu Holding Group Co. Ltd., Class A	563,300	629,439
Zhejiang Chint Electrics Co. Ltd., Class A	230,300	2,170,162
Zhejiang HangKe Technology Inc. Co., Class A	40,170	649,518
		51,002,071
Electronic Equipment, Instruments & Components — 4.6%
Avary Holding Shenzhen Co. Ltd., Class A	160,500	876,899
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	23,300	590,738
BOE Technology Group Co. Ltd., Class A	4,013,828	3,079,733
Chaozhou Three-Circle Group Co. Ltd., Class A	197,400	1,233,072
China Railway Signal & Communication Corp. Ltd., Class A	769,981	592,548
Foxconn Industrial Internet Co. Ltd., Class A	789,606	1,399,045
GoerTek Inc., Class A	361,904	2,454,788
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	68,967	816,872
Huagong Tech Co. Ltd., Class A	130,983	589,438
Lens Technology Co. Ltd., Class A	427,700	1,421,219
Leyard Optoelectronic Co. Ltd., Class A	296,100	434,704
Lingyi iTech Guangdong Co., Class A	822,500	856,003
Luxshare Precision Industry Co. Ltd., Class A	756,768	4,570,573
Maxscend Microelectronics Co. Ltd., Class A	34,960	1,687,852
OFILM Group Co. Ltd., Class A	394,800	460,600
Raytron Technology Co. Ltd., Class A	44,496	502,183
Shengyi Technology Co. Ltd., Class A	263,282	914,128
Shennan Circuits Co. Ltd., Class A	54,767	760,247
Shenzhen Kaifa Technology Co. Ltd., Class A	164,500	379,967
Shenzhen Sunlord Electronics Co. Ltd., Class A	83,900	432,404
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	180,700	574,035
Tianma Microelectronics Co. Ltd., Class A	257,600	495,253
Unisplendour Corp. Ltd., Class A	296,144	1,281,498
Universal Scientific Industrial Shanghai Co. Ltd., Class A	197,400	427,863
Wingtech Technology Co. Ltd., Class A	128,711	2,206,182
Wuhan Guide Infrared Co. Ltd., Class A	262,594	890,800
Wuhu Token Science Co. Ltd., Class A	296,100	474,583
WUS Printed Circuit Kunshan Co. Ltd., Class A	230,390	368,386
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	79,400	1,010,352
Zhejiang Dahua Technology Co. Ltd., Class A	311,300	1,059,066
		32,841,031
Energy Equipment & Services — 0.1%
Offshore Oil Engineering Co. Ltd., Class A	493,568	358,192
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	98,785	650,014
		1,008,206
Entertainment — 0.6%
Beijing Enlight Media Co. Ltd., Class A	311,300	454,894
G-Bits Network Technology Xiamen Co. Ltd., Class A	5,500	293,218
Giant Network Group Co. Ltd., Class A	164,512	254,837
Kunlun Tech Co. Ltd., Class A	131,600	382,382
Mango Excellent Media Co. Ltd., Class A	197,480	1,209,754
Perfect World Co. Ltd., Class A	69,352	187,810
Security	Shares	Value

Entertainment (continued)
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	230,393	$856,709
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	819,582	948,884
		4,588,488
Food & Staples Retailing — 0.4%
DaShenLin Pharmaceutical Group Co. Ltd., Class A	98,672	544,666
Laobaixing Pharmacy Chain JSC, Class A	43,900	299,254
Shanghai Bailian Group Co. Ltd., Class A	168,200	361,494
Yifeng Pharmacy Chain Co. Ltd., Class A	75,657	563,922
Yixintang Pharmaceutical Group Co. Ltd., Class A	61,400	304,358
Yonghui Superstores Co. Ltd., Class A	1,052,800	646,508
		2,720,202
Food Products — 4.9%
Angel Yeast Co. Ltd., Class A	98,796	858,107
Beijing Dabeinong Technology Group Co. Ltd., Class A	460,600	616,755
Chacha Food Co. Ltd., Class A	65,800	585,326
Chongqing Fuling Zhacai Group Co. Ltd., Class A	98,700	537,158
Foshan Haitian Flavouring & Food Co. Ltd., Class A	371,554	6,794,743
Fu Jian Anjoy Foods Co. Ltd., Class A	26,200	828,567
Fujian Sunner Development Co. Ltd., Class A	131,600	461,414
Guangdong Haid Group Co. Ltd., Class A	164,599	1,684,138
Heilongjiang Agriculture Co. Ltd., Class A	197,400	423,940
Henan Shuanghui Investment & Development Co. Ltd., Class A	329,000	1,514,083
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	658,000	4,405,605
Jiangxi Zhengbang Technology Co. Ltd., Class A	329,000	513,967
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	3,400	19,366
Juewei Food Co. Ltd., Class A	65,800	675,400
Muyuan Foods Co. Ltd., Class A	559,319	4,994,910
New Hope Liuhe Co. Ltd., Class A(a)	474,000	1,064,902
Qianhe Condiment and Food Co. Ltd., Class A	98,740	379,143
Toly Bread Co. Ltd., Class A	98,718	484,100
Tongwei Co. Ltd., Class A	493,593	4,401,456
Wens Foodstuffs Group Co. Ltd., Class A	723,846	1,859,939
Yihai Kerry Arawana Holdings Co. Ltd., Class A	131,600	1,248,129
Yuan Longping High-Tech Agriculture Co. Ltd., Class A(a)	131,600	431,092
		34,782,240
Gas Utilities — 0.1%
ENN Natural Gas Co. Ltd., Class A	199,000	572,166
Health Care Equipment & Supplies — 1.7%
Autobio Diagnostics Co. Ltd., Class A	65,840	561,849
Guangzhou Wondfo Biotech Co. Ltd., Class A	42,380	229,373
Intco Medical Technology Co. Ltd., Class A	32,900	263,553
Jafron Biomedical Co. Ltd., Class A	87,150	702,205
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	131,600	723,886
Lepu Medical Technology Beijing Co. Ltd., Class A	197,400	656,488
Ovctek China Inc., Class A	91,080	968,394
Shandong Pharmaceutical Glass Co. Ltd., Class A	60,100	318,895
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	127,534	7,463,446
		11,888,089
Health Care Providers & Services — 1.3%
Aier Eye Hospital Group Co. Ltd., Class A	559,313	4,224,436
China National Medicines Corp. Ltd., Class A	93,400	444,346
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	43,897	786,860
Huadong Medicine Co. Ltd., Class A	197,425	1,125,649

Schedule of Investments (unaudited) (continued)	iShares® MSCI China A ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Jointown Pharmaceutical Group Co. Ltd., Class A	180,500	$382,270
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(a)	427,740	480,428
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	230,309	670,129
Topchoice Medical Corp., Class A(a)	33,800	1,255,943
		9,370,061
Health Care Technology — 0.1%
Winning Health Technology Group Co. Ltd., Class A	263,288	519,525
Hotels, Restaurants & Leisure — 0.3%
Shanghai Jinjiang International Hotels Co. Ltd., Class A	98,700	829,480
Shenzhen Overseas Chinese Town Co. Ltd., Class A	921,256	900,580
Songcheng Performance Development Co. Ltd., Class A	263,272	575,491
		2,305,551
Household Durables — 1.6%
Beijing Roborock Technology Co. Ltd., Class A	89	12,501
Ecovacs Robotics Co. Ltd., Class A	51,100	1,368,290
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	131,585	459,594
Haier Smart Home Co. Ltd., Class A	690,900	2,931,945
Hang Zhou Great Star Industrial Co. Ltd., Class A(a)	119,100	595,610
Hangzhou Robam Appliances Co. Ltd., Class A	98,700	482,222
Jason Furniture Hangzhou Co. Ltd., Class A	65,800	638,969
Joyoung Co. Ltd., Class A	98,755	359,871
NavInfo Co. Ltd., Class A(a)	263,200	480,817
Oppein Home Group Inc., Class A	54,283	1,078,618
Shenzhen MTC Co. Ltd., Class A(a)	559,300	429,091
Suofeiya Home Collection Co. Ltd., Class A	98,700	259,931
TCL Technology Group Corp., Class A	1,546,338	1,464,014
Xiamen Intretech Inc., Class A	71,526	344,071
Zhejiang Supor Co. Ltd., Class A	32,998	272,779
		11,178,323
Household Products — 0.1%
C&S Paper Co. Ltd., Class A	164,500	437,129
Independent Power and Renewable Electricity Producers — 2.0%
China National Nuclear Power Co. Ltd., Class A	1,546,347	1,655,102
China Yangtze Power Co. Ltd., Class A	2,401,788	7,965,166
Huadian Power International Corp. Ltd., Class A	745,500	513,083
Huaneng Power International Inc., Class A	789,600	951,273
SDIC Power Holdings Co. Ltd., Class A	756,700	1,245,400
Shenergy Co. Ltd., Class A	493,531	477,181
Shenzhen Energy Group Co. Ltd., Class A	427,718	544,460
Sichuan Chuantou Energy Co. Ltd., Class A	394,800	806,525
		14,158,190
Industrial Conglomerates — 0.1%
China Baoan Group Co. Ltd., Class A	296,100	969,989
Insurance — 2.1%
China Life Insurance Co. Ltd., Class A	296,100	1,371,799
China Pacific Insurance Group Co. Ltd., Class A	723,800	3,087,694
Hubei Biocause Pharmaceutical Co. Ltd., Class A	32,900	16,680
New China Life Insurance Co. Ltd., Class A	230,300	1,403,738
People's Insurance Co. Group of China Ltd. (The), Class A	625,100	489,534
Ping An Insurance Group Co. of China Ltd., Class A	1,151,523	8,883,350
		15,252,795
IT Services — 0.2%
Beijing Sinnet Technology Co. Ltd., Class A	197,499	407,133
China TransInfo Technology Co. Ltd., Class A	197,400	411,987
DHC Software Co. Ltd., Class A	361,900	392,006
Security	Shares	Value

IT Services (continued)
Lakala Payment Co. Ltd., Class A	92,800	$349,003
		1,560,129
Life Sciences Tools & Services — 1.4%
Hangzhou Tigermed Consulting Co. Ltd., Class A	37,904	1,007,728
Joinn Laboratories China Co. Ltd., Class A	32,960	821,367
Maccura Biotechnology Co. Ltd., Class A	60,100	261,119
Pharmaron Beijing Co. Ltd., Class A	69,200	2,060,825
WuXi AppTec Co. Ltd., Class A	271,348	5,840,049
		9,991,088
Machinery — 2.9%
China CSSC Holdings Ltd., Class A	468,900	1,645,482
CRRC Corp. Ltd., Class A	2,533,300	2,347,038
Hefei Meiya Optoelectronic Technology Inc., Class A	65,887	416,122
Jiangsu Hengli Hydraulic Co. Ltd., Class A	131,624	1,685,701
Riyue Heavy Industry Co. Ltd., Class A	101,382	618,583
Sany Heavy Industry Co. Ltd., Class A	921,250	3,299,315
Shenzhen Inovance Technology Co. Ltd., Class A	263,211	2,678,311
Weichai Power Co. Ltd., Class A	723,800	1,706,547
Wuxi Shangji Automation Co. Ltd., Class A	27,700	1,295,419
XCMG Construction Machinery Co. Ltd., Class A	855,400	817,467
Yantai Eddie Precision Machinery Co. Ltd., Class A	84,920	473,951
Yutong Bus Co. Ltd., Class A	263,200	465,801
Zhejiang Dingli Machinery Co. Ltd., Class A	59,998	638,843
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	394,831	1,461,534
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	789,600	895,469
		20,445,583
Marine — 0.5%
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	1,348,950	3,477,291
Media — 0.4%
China South Publishing & Media Group Co. Ltd., Class A	197,482	252,393
Focus Media Information Technology Co. Ltd., Class A	1,579,260	1,807,372
Leo Group Co. Ltd., Class A	756,700	269,292
NanJi E-Commerce Co. Ltd., Class A	296,100	330,687
		2,659,744
Metals & Mining — 4.4%
Aluminum Corp. of China Ltd., Class A(a)	1,381,800	1,327,088
Anhui Honglu Steel Construction Group Co. Ltd., Class A	54,100	356,524
Baoshan Iron & Steel Co. Ltd., Class A	2,368,870	2,633,190
Chifeng Jilong Gold Mining Co. Ltd., Class A(a)	164,500	417,445
China Molybdenum Co. Ltd., Class A	1,908,200	1,789,266
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	394,800	3,127,151
Ganfeng Lithium Co. Ltd., Class A	123,550	3,230,606
GEM Co. Ltd., Class A	526,496	894,337
Guangdong Hongda Blasting Co. Ltd., Class A	98,700	424,497
Hesteel Co. Ltd., Class A	1,085,700	416,650
Hunan Valin Steel Co. Ltd., Class A	658,040	548,468
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	4,836,300	2,123,038
Jiangsu Shagang Co. Ltd., Class A	230,300	223,174
Jiangxi Copper Co. Ltd., Class A	230,300	838,011
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	888,300	553,776
Shandong Gold Mining Co. Ltd., Class A	394,828	1,223,600
Shandong Nanshan Aluminum Co. Ltd., Class A	1,250,200	843,990
Shanxi Meijin Energy Co. Ltd., Class A(a)	460,600	812,378
Shanxi Taigang Stainless Steel Co. Ltd., Class A	625,100	752,664
Shenghe Resources Holding Co. Ltd., Class A	183,400	582,328

Schedule of Investments (unaudited) (continued)	iShares® MSCI China A ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Tongling Nonferrous Metals Group Co. Ltd., Class A	1,085,700	$628,635
Xiamen Tungsten Co. Ltd., Class A	164,598	582,926
Yintai Gold Co. Ltd., Class A	296,120	406,130
Yunnan Aluminium Co. Ltd., Class A(a)	329,200	612,039
Zhejiang Huayou Cobalt Co. Ltd., Class A	131,600	2,279,467
Zhongjin Gold Corp. Ltd., Class A	526,400	681,457
Zijin Mining Group Co. Ltd., Class A	2,105,600	3,433,406
		31,742,241
Multiline Retail — 0.1%
Wangfujing Group Co. Ltd., Class A	98,700	474,605
Oil, Gas & Consumable Fuels — 1.7%
China Merchants Energy Shipping Co. Ltd., Class A	888,338	634,329
China Petroleum & Chemical Corp., Class A	3,388,743	2,248,653
China Shenhua Energy Co. Ltd., Class A	690,999	2,148,280
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	361,949	335,263
Guanghui Energy Co. Ltd., Class A(a)	723,800	746,020
PetroChina Co. Ltd., Class A	2,270,100	1,940,326
Shaanxi Coal Industry Co. Ltd., Class A	1,052,801	2,060,459
Shanxi Coking Coal Energy Group Co. Ltd., Class A	420,560	609,812
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	329,000	666,827
Yanzhou Coal Mining Co. Ltd., Class A	263,200	932,811
		12,322,780
Paper & Forest Products — 0.1%
Shandong Sun Paper Industry JSC Ltd., Class A	296,100	530,500
Personal Products — 0.3%
By-Health Co. Ltd., Class A	197,400	784,770
Proya Cosmetics Co. Ltd., Class A	22,500	705,273
Shanghai Jahwa United Co. Ltd., Class A	65,800	491,591
		1,981,634
Pharmaceuticals — 3.9%
Apeloa Pharmaceutical Co. Ltd., Class A	131,600	713,383
Asymchem Laboratories Tianjin Co. Ltd., Class A	25,700	1,596,131
Betta Pharmaceuticals Co. Ltd., Class A	32,912	406,485
CanSino Biologics Inc., Class A(a)	11,938	508,144
Changchun High & New Technology Industry Group Inc., Class A	40,340	1,717,754
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	98,700	371,612
Dong-E-E-Jiao Co. Ltd., Class A	65,800	416,506
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	164,500	746,777
Humanwell Healthcare Group Co. Ltd., Class A	164,500	539,457
Jiangsu Hengrui Medicine Co. Ltd., Class A	690,942	5,300,897
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	131,660	324,635
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	230,300	414,142
Livzon Pharmaceutical Group Inc., Class A	65,800	360,636
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	131,616	761,183
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	131,623	359,271
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	197,463	1,544,342
Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	115,300	276,390
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A(a)	115,300	519,524
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	197,460	495,361
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	164,500	454,405
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	230,300	437,556
Security	Shares	Value

Pharmaceuticals (continued)
Yifan Pharmaceutical Co. Ltd., Class A	164,596	$421,041
Yunnan Baiyao Group Co. Ltd., Class A	131,600	1,839,910
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	65,899	4,230,869
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	164,504	472,207
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	86,400	705,746
Zhejiang NHU Co. Ltd., Class A	296,157	1,253,582
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	56,700	474,033
		27,661,979
Real Estate Management & Development — 1.8%
China Fortune Land Development Co. Ltd., Class A(a)	526,432	302,473
China Merchants Property Operation & Service Co. Ltd., Class A	131,600	277,041
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	833,900	1,358,296
China Vanke Co. Ltd., Class A	1,052,800	2,989,476
Financial Street Holdings Co. Ltd., Class A	311,366	285,003
Gemdale Corp., Class A	493,518	781,657
Greenland Holdings Corp. Ltd., Class A	1,019,950	654,371
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	6,500	3,884
Jinke Properties Group Co. Ltd., Class A	592,200	410,413
Poly Developments and Holdings Group Co. Ltd., Class A	1,283,100	2,514,927
RiseSun Real Estate Development Co. Ltd., Class A	14,437	9,669
Seazen Holdings Co. Ltd., Class A	230,366	1,229,101
Shanghai Lingang Holdings Corp. Ltd., Class A	197,400	452,374
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	164,500	427,814
Yango Group Co. Ltd., Class A	493,500	247,775
Youngor Group Co.Ltd., Class A	460,694	461,980
Zhejiang China Commodities City Group Co. Ltd., Class A	575,400	438,418
Zhongtian Financial Group Co. Ltd., Class A(a)	789,692	309,536
		13,154,208
Road & Rail — 0.4%
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	4,376,094	3,142,501
Semiconductors & Semiconductor Equipment — 6.2%
Advanced Micro-Fabrication Equipment Inc., Class A(a)	60,564	1,478,120
Flat Glass Group Co. Ltd., Class A	164,500	1,412,677
GCL System Integration Technology Co. Ltd., Class A(a)	625,100	393,011
Gigadevice Semiconductor Beijing Inc., Class A	68,257	1,807,632
Hangzhou First Applied Material Co. Ltd., Class A	98,700	2,212,060
Hangzhou Silan Microelectronics Co. Ltd., Class A	131,600	1,267,413
Ingenic Semiconductor Co. Ltd., Class A	48,500	1,040,401
JA Solar Technology Co. Ltd., Class A	164,500	2,344,001
JCET Group Co. Ltd., Class A	197,400	953,327
LONGi Green Energy Technology Co. Ltd., Class A	584,433	8,899,221
Montage Technology Co. Ltd., Class A	76,397	777,497
National Silicon Industry Group Co. Ltd., Class A(a)	208,086	919,870
NAURA Technology Group Co. Ltd., Class A	52,600	3,046,989
Sanan Optoelectronics Co. Ltd., Class A	493,596	2,589,864
SG Micro Corp., Class A	24,400	1,233,632
Shenzhen Goodix Technology Co. Ltd., Class A	49,700	794,125
Shenzhen SC New Energy Technology Corp., Class A	32,900	585,397
StarPower Semiconductor Ltd., NVS	17,000	1,061,231
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	329,099	2,695,802
Tianshui Huatian Technology Co. Ltd., Class A	329,000	660,509
TongFu Microelectronics Co. Ltd., Class A	164,500	514,170
Unigroup Guoxin Microelectronics Co. Ltd., Class A	65,800	2,080,332
Will Semiconductor Co. Ltd. Shanghai, Class A	89,900	3,730,250

Schedule of Investments (unaudited) (continued)	iShares® MSCI China A ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	131,601	$1,571,349
		44,068,880
Software — 1.9%
360 Security Technology Inc., Class A(a)	789,600	1,483,473
Beijing E-Hualu Information Technology Co. Ltd., Class A(a)	65,800	297,281
Beijing Kingsoft Office Software Inc., Class A	40,344	1,866,535
Beijing Shiji Information Technology Co. Ltd., Class A	131,680	486,634
China National Software & Service Co. Ltd., Class A	60,000	480,363
Hundsun Technologies Inc., Class A	164,502	1,613,020
Iflytek Co. Ltd., Class A	230,350	2,032,843
Sangfor Technologies Inc., Class A	41,200	1,301,517
Shanghai Baosight Software Co. Ltd., Class A	127,140	1,391,702
Thunder Software Technology Co. Ltd., Class A	40,300	856,185
Yonyou Network Technology Co. Ltd., Class A	361,949	1,794,239
		13,603,792
Specialty Retail — 1.4%
China Tourism Group Duty Free Corp. Ltd., Class A	206,641	8,643,423
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	361,900	554,920
Suning.com Co. Ltd., Class A(a)	1,034,800	721,880
		9,920,223
Technology Hardware, Storage & Peripherals — 0.4%
China Greatwall Technology Group Co. Ltd., Class A	329,000	691,006
GRG Banking Equipment Co. Ltd., Class A	263,200	425,141
Inspur Electronic Information Industry Co. Ltd., Class A	166,260	805,965
Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Ninestar Corp., Class A	116,210	$665,194
		2,587,306
Textiles, Apparel & Luxury Goods — 0.0%
Zhejiang Semir Garment Co. Ltd., Class A	230,300	270,076
Trading Companies & Distributors — 0.1%
Beijing United Information Technology Co. Ltd., Class A	36,000	629,628
Xiamen C & D Inc., Class A	311,500	389,125
		1,018,753
Transportation Infrastructure — 0.2%
Shanghai International Airport Co. Ltd., Class A(a)	32,922	271,884
Shanghai International Port Group Co. Ltd., Class A	1,019,900	899,976
		1,171,860
Wireless Telecommunication Services — 0.3%
China United Network Communications Ltd., Class A	3,083,200	1,960,704

Total Common Stocks — 99.9%
(Cost: $493,685,815)		712,309,079

Total Investments in Securities — 99.9%
(Cost: $493,685,815)		712,309,079

Other Assets, Less Liabilities — 0.1%		960,958
Net Assets — 100.0%		$713,270,037

(a)	Non-income producing security.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
FTSE China A50 Index	47	11/29/21	$745	$(11,084)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI China A ETF
October 31, 2021

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$26,465,668	$685,843,411	$—	$712,309,079
Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(11,084)	$—	$(11,084)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

JSC	Joint Stock Company
NVS	Non-Voting Shares